Right of use assets and Lease liabilities (Details2) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Current lease liabilities	$ 4,934,639	$ 4,857,097
Non-current lease liabilities	27,200,272	28,213,259
Total Current Lease Liabilities	4,934,639	4,857,097
Total Non Current Lease Liabilities	$ 27,200,272	$ 28,213,259